Government Grant (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Government Grant (Details) [Line Items]
Agreement for non-refundable, description	Telesat entered into an agreement for a non-refundable government contribution of a value up to $85 million to July 31, 2023 relating to the Telesat Lightspeed constellation.
Recorded relating to agreement		$ 14.8	$ 12.0
Satellites [Member]
Government Grant (Details) [Line Items]
Recorded as a reduction		10.0	8.0
Operating Expenses [Member]
Government Grant (Details) [Line Items]
Recorded as a reduction		$ 4.8	$ 4.0